FINANCIAL RISK MANAGEMENT - Maximum Exposure Credit Risk (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 8,642	$ 5,777
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	6,706	4,074
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	791	763
Contingent consideration [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	169	0
Notes Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	247	217
Kibali JV Receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	333	462
Norte Abierto JV Partner Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	77	74
Restricted Cash [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	101	65
Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 218	$ 122